Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Revenue	$ 409,920	$ 409,742	$ 331,467
Cost of sales	(170,351)	(174,029)	(140,153)
Gross profit	239,569	235,713	191,314
Sales and marketing expenses	(93,566)	(83,057)	(69,629)
Administrative expenses	(105,911)	(82,187)	(58,631)
Finance income (expenses), net	37,917	(78,636)	(54,489)
Other expenses, net	(25,299)	(78,991)	(7,716)
Income/(loss) before tax	52,710	(87,158)	849
Income tax expense	(10,170)	(13,705)	(11,296)
Income/(loss) for the year	42,540	(100,863)	(10,447)
Income/(loss) for the year attributable to:
Owners of the Company	42,540	(100,863)	(10,447)
Non-controlling interests
Earnings per share:
Basic, income/(loss) for the year attributable to ordinary equity holders (in Dollars per share)	$ 0.42	$ (1.03)	$ (0.11)
Other comprehensive income/(loss)
Remeasurement of net defined benefit liability	$ (222)	$ 195	$ (47)
Income tax relating to items that will not be reclassified subsequently to profit or loss	107	(58)	16
Net of Tax	(115)	137	(31)
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,966)	(2,743)	(637)
Exchange difference from liquidated foreign transactions reclassified to profit or loss		(751)
Other comprehensive income/(loss) for the year, net of tax	(6,081)	(3,357)	(668)
Total comprehensive income/(loss) for the year	36,459	(104,220)	(11,115)
Total comprehensive income/(loss) for the year attributable to:
Owners of the Company	36,456	(102,503)	(11,546)
Non-controlling interests	$ 3	$ (1,717)	$ 431